INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of allowances
Beginning of the year	$ 45,682
End of the year	43,488	$ 45,682
Allowance
Movement of allowances
Beginning of the year	45,682	50,118	$ 70,627
Reversals	(1,531)	(4,671)	(21,585)
Foreign exchange effect	(663)	235	1,076
End of the year	$ 43,488	$ 45,682	$ 50,118